Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 26, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Correction of error, retained earnings increase							$ 3,700,000
Total restricted cash deposits					$ 3,800,000	$ 2,300,000
Refund liability					15,100,000
Impairment charges					$ 0
Warranty description					All of the Company's products are covered by warranty to be free from defects in material and workmanship for periods ranging from six months to five years, and for life-time for memory products.
Deferred offering costs					$ 5,800,000	5,300,000		$ 11,800,000
Revenue, performance obligation, payment terms					The Company normally requires payments from customers within 30 to 90 days from invoice date. The Company does not generally modify payment terms on existing receivables. The Company's contracts with customers typically do not include significant financing components as the period between the satisfaction of the performance obligations and timing of payment are generally within one year
Advertising and promotion expenses	$ 4,100,000	$ 2,600,000	$ 12,300,000	$ 7,400,000	$ 11,300,000	8,700,000
Foreign currency remeasurement gains (losses)					(26,000)	957,000
Deferred revenue					3,300,000
Unearned revenue					1,300,000
ROU assets									$ 17,700,000
Lease liabilities	26,779,000		26,779,000						$ 17,900,000
Prepaid inventory	2,100,000		2,100,000
Accrued liabilities	$ 2,400,000		$ 2,400,000
Other (Expense) Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency remeasurement gains (losses)					1,400,000	(400,000)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Annual gross revenue					1,070,000,000
ROU assets					18,000,000
Lease liabilities					18,000,000
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets					19,000,000
Lease liabilities					$ 19,000,000
Foreign Exchange Forward Contract | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Derivative maturity					3 months
Foreign Exchange Forward Contract | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Derivative maturity					4 months
Interest Rate Cap
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Derivative maturity					2 years
Pension Plan
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contributions					$ 1,100,000	900,000
Accounts Receivable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales return reserves						9,400,000
Customer incentive programs						$ 17,100,000
Prepaid Expenses and Other Current Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales return asset					$ 5,700,000
ASU 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true		true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true		true
ASU 2017-04
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true		true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true		true
ASU 2018-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true		true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true		true
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true		true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true		true
ASU 2015-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2018
Change in accounting principle, accounting standards update, immaterial effect					true
ASU 2015-17
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2018
Change in accounting principle, accounting standards update, immaterial effect					true
ASU 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2018
Change in accounting principle, accounting standards update, immaterial effect					true
ASU 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect					true
ASU 2017-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect					true
ASU 2017-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2018
Change in accounting principle, accounting standards update, immaterial effect					true
ASU 2018-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect					true
ASU 2018-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect					true
Accounting Standards Update 2019-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect					true